Investments (Net Investment Gains Losses - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investment portfolio gains (losses)	$ 110	$ (22)	$ 151
Gains (losses) from foreign currency transactions	(183)	171	(112)
Fixed maturity securities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
OTTI losses	60	166	317
Fixed maturity securities | Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
OTTI losses	0	19	94
MetLife Assurance Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investment portfolio gains (losses)	$ 633